Business Combination (Details) - USD ($)						9 Months Ended	12 Months Ended
	Feb. 22, 2022	Feb. 10, 2022	Feb. 04, 2022	Jan. 06, 2022	Dec. 21, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Business Combination (Details) [Line Items]
Common stock, per share						$ 0.001
Aggregate shares of common stock							87,797
Issuance shares of common stock						1,202,538		719,662
Shares of common stock outstanding							369,836
Shares of petra’s common stock					$ 4,500,000
Petra’s common stock, per share					$ 0.001
Aggregate shares of petra Common Stock				12,345
Surrendered for redemption total				$ 4,500,000
Shares of common stock of business combination							21,429
Business combination per share							$ 357.1
Shares of petra common stock exercised							99,449
Cash price per share							$ 357.1
Aggregate of payments							$ 35,500,000
Forward share purchase agreement						$ 7,700,000	7,700,000
Revelation amount						$ 4,200,000	4,200,000
Company paid	$ 691,392	$ 105,490
Total principal							750,000
Accrued interest of time of repayment							$ 46,882
Forward Share Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Shares repurchased			21,429
Escrowed paid			$ 7,700,000
Petra [Member] | Common Stock [Member]
Business Combination (Details) [Line Items]
Ownership percentage							23.70%
Meteora [Member]
Business Combination (Details) [Line Items]
Shares of common stock of business combination							21,429
Escrowed paid			$ 7,700,000
Rollover Warrants Outstanding [Member]
Business Combination (Details) [Line Items]
Issuance shares of common stock							4,792
RSU [Member]
Business Combination (Details) [Line Items]
Issuance shares of common stock							13,154
Business Combination [Member]
Business Combination (Details) [Line Items]
Common stock, per share							$ 0.001
Shares of common stock							300,000
Aggregate shares of common stock							282,039
Redeemed from trust account					$ 31,500,000